Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits, beginning of period	$ 1,344	$ 973
Gross increases - tax position in prior period			856
Gross increases - current period tax positions	91	371	117
Unrecognized tax benefits, end of period	$ 1,435	$ 1,344	$ 973